September 6, 2017

James E. O’Connor, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Capital Appreciation & Income Fund, Inc.
 consisting of the following series and classes:
  T. Rowe Price Capital Appreciation & Income Fund (the “Fund”)
   Investor Class
   I Class
   Advisor Class
 File Nos.: 333-219171/811-23212

Dear Mr. O’Connor:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There were no changes to the prospectus and Statement of Additional Information (“SAI”) that were filed under N-1A/A on August 29, 2017.

The Fund’s prospectus and SAI were declared effective on September 5, 2017.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman